Valuation and Qualifying Accounts - Schedule of Changes in Valuation and Qualifying Accounts (Detail) - Allowance for Doubtful Accounts [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance of beginning of period	$ 2,065	$ 3,164	$ 3,513
Increase / (Decrease)	4,294	1,062	818
Utilization	(3,050)	(1,063)	(984)
Other comprehensive Income / (Loss)	(104)	(1,098)	(183)
Balance at end of period	$ 3,205	$ 2,065	$ 3,164